Business Combinations, Goodwill and Acquired Intangible Assets - Acquired Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Cost Basis	$ 447	$ 440
Intangible assets subject to amortization, Accumulated Impairment and Amortization	(339)	(316)
Intangible assets subject to amortization, Net	108	124
Customer, Services and Lending Relationships [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Cost Basis	292	292
Intangible assets subject to amortization, Accumulated Impairment and Amortization	(234)	(219)
Intangible assets subject to amortization, Net	58	73
Favorable Lease [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Cost Basis	1	1
Intangible assets subject to amortization, Net	1	1
Non-competes [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Cost Basis	2	2
Intangible assets subject to amortization, Accumulated Impairment and Amortization	(2)	(2)
Software and Technology [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Cost Basis	104	101
Intangible assets subject to amortization, Accumulated Impairment and Amortization	(85)	(82)
Intangible assets subject to amortization, Net	19	19
Trade Names and Trademarks [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Cost Basis	48	44
Intangible assets subject to amortization, Accumulated Impairment and Amortization	(18)	(13)
Intangible assets subject to amortization, Net	$ 30	$ 31